Note 2 - Cash, Cash Equivalents and Restricted Cash - Restricted Cash (Details)		Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)	Sep. 18, 2019 USD ($)
Performance guarantee (a) - current assets		$ 1,968,814	$ 2,174,806
Performance guarantee (a) - non-current assets		812,204	2,318,507
Restricted Cash, Total		2,781,018	4,493,313
Performance Guarantee [Member]
Performance guarantee (a) - current assets	[1]	1,968,814	2,174,806
Performance guarantee (a) - non-current assets	[1]	492,204	1,998,507
Restricted Cash, Total				$ 5,000,000
Collateral for Facilities [Member]
Performance guarantee (a) - current assets	[2]	$ 320,000	$ 320,000

[1]	Performance guarantee represents letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements. The performance guarantee was initially issued for US$5,000,000 and the same reduces in equal quarterly amounts over the 42 months with effect from September 18, 2019.
[2]	Collateral for facilities represents bank guarantee of A$250,000 for commercial lease of UBS’ premises and security deposit on Company’s credit cards of A$70,000.